Consolidated Statements of Shareholders' Equity ¥ in Thousands, shares in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Treasury stock CNY (¥) shares	Statutory reserves CNY (¥)	Accumulated other comprehensive income CNY (¥)	Retained earnings CNY (¥)	Noncontrolling interests CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2013	¥ 2,663	¥ 854,878		¥ 878,466		¥ 18,509,161	¥ (76,905)		¥ 20,168,263
Balance (in shares) at Dec. 31, 2013 | shares	3,250,284
Ordinary shares issued upon exercise of employee stock options		2,917							2,917
Ordinary shares issued upon exercise of employee stock options (in shares) | shares	285
Ordinary shares issued upon settlement of restricted share units	¥ 11	(11)
Ordinary shares issued upon settlement of restricted share units (in shares) | shares	17,450
Share-based compensation		368,632							368,632
Appropriation to statutory reserves				58,816		(58,816)
Net income attributable to NetEase, Inc. and noncontrolling interest shareholders						4,756,623	35,813		4,792,436
Capital injection in subsidiaries by noncontrolling interests shareholders						15	8,907		8,922
Dividends to shareholders						(1,983,010)			(1,983,010)
Balance at Dec. 31, 2014	¥ 2,674	1,226,416		937,282		21,223,973	(32,185)		23,358,160
Balance (in shares) at Dec. 31, 2014 | shares	3,268,019
Ordinary shares issued upon settlement of restricted share units	¥ 14	(14)
Ordinary shares issued upon settlement of restricted share units (in shares) | shares	23,541
Share-based compensation		687,332							687,332
Appropriation to statutory reserves				73,635		(73,635)
Net income attributable to NetEase, Inc. and noncontrolling interest shareholders						6,737,321	100,689		6,838,010
Repurchase of shares			¥ (132,192)						(132,192)
Repurchase of shares (in shares) | shares			(4,628)
Cancellation of treasury stock	¥ (3)	(132,189)	¥ 132,192
Cancellation of treasury stock (in shares) | shares	(4,628)		4,628
Net change in unrealized gains on available-for-sale securities					¥ 27,452				27,452
Capital injection in subsidiaries by noncontrolling interests shareholders		(1)				4	15,012		15,015
Dividends to shareholders						(1,467,965)			(1,467,965)
Exchanges losses on repurchase of mezzanine classified noncontrolling interests		(2,213)							(2,213)
Balance at Dec. 31, 2015	¥ 2,685	1,779,331		1,010,917	27,452	26,419,698	83,516		¥ 29,323,599
Balance (in shares) at Dec. 31, 2015 | shares	3,286,932							3,286,932	3,286,932
Ordinary shares issued upon settlement of restricted share units	¥ 18	(18)
Ordinary shares issued upon settlement of restricted share units (in shares) | shares	27,664
Share-based compensation		1,057,715							¥ 1,057,715
Appropriation to statutory reserves				149,244		(149,244)
Net income attributable to NetEase, Inc. and noncontrolling interest shareholders						11,604,520	188,343		11,792,863
Repurchase of shares			¥ (1,199,102)						(1,199,102)
Repurchase of shares (in shares) | shares			(33,116)
Cancellation of treasury stock	¥ (27)	(1,199,075)	¥ 1,199,102
Cancellation of treasury stock (in shares) | shares	(33,116)		33,116
Net change in unrealized gains on available-for-sale securities					34,027				34,027
Capital injection in subsidiaries by noncontrolling interests shareholders						3	1		4
Dividends to shareholders						(2,546,165)			(2,546,165)
Balance at Dec. 31, 2016	¥ 2,676	¥ 1,637,953		¥ 1,160,161	¥ 61,479	¥ 35,328,812	¥ 271,860	$ 5,539,816	¥ 38,462,941
Balance (in shares) at Dec. 31, 2016 | shares	3,281,480							3,281,480	3,281,480